Accounts receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Balance at beginning of years	$ (3,059)	$ (3,297)	$ (7,690)
Additions /(Reversals)	137	158	(496)
Write-off	972	80	4,889
Balance at end of year	$ (1,950)	$ (3,059)	$ (3,297)